SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Equity securities in investee companies	$ 192,583	$ 291,066
Notes receivable	169,300	1,154,176
Derivative liability	57,314	5,560,002
Total	419,197	7,005,244
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity securities in investee companies	57,143	164,286
Notes receivable
Derivative liability
Total	57,143	164,286
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity securities in investee companies	135,440	126,780
Notes receivable		1,154,176
Derivative liability
Total	135,440	1,280,956
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity securities in investee companies
Notes receivable	169,300
Derivative liability	57,314	5,560,002
Total	$ 226,614	$ 5,560,002